Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock Based Compensation
Schedule of assumptions used in measuring fair value of options

	2021		2020
Approximate risk-free rate	1.04%		1.29%
Volatility	41.45%		43.92%
Average expected life (years)	6	years	6	years
Dividend yield	0%		0%
Weighted-average grant date fair value	$5.1		$0.84
Estimated fair value of total options granted	$25,353		$246

Schedule of summary of stock option activity

			Weighted-average
			Remaining
	Number of	Weighted-average	Contractual Term
Options	Shares	Exercise Price	(in years)
Outstanding at January 1, 2020	23,020,981	0.06	7.06
Granted	1,719,754	0.16
Exercised	(1,097,370)	0.02
Forfeited or expired	(167,381)	0.15
Outstanding at December 31, 2020	23,475,984	0.06	6.53

Outstanding at January 1, 2021	23,475,984	0.06	6.53
Granted	12,285,359	5.10
Exercised	(1,160,930)	0.09
Forfeited or expired	(192,464)	0.84
Outstanding at December 31, 2021	34,407,949	1.86	6.98
Exercisable at December 31, 2020	18,023,695	0.04	5.96
Exercisable at December 31, 2021	19,603,474	0.05	5.21